Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Fair value measurements
4.	Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

We use valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to their present value on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These two types of inputs create a three-tier fair value hierarchy that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. Refer to Fair Value discussion within the Significant Accounting Policies section of Note 2 for the three levels of the valuation hierarchy.

The Company uses interest rate caps to manage its interest rate exposure. These interest rate caps are recorded at fair value. Changes in fair value of are recognized as a component of Accumulated other comprehensive loss on the Consolidated Balance Sheets. The

Company has elected to use the income approach to value the interest rate cap, using observable Level 2 market expectations at measurement dates and standard valuation techniques to convert future amounts to a single present discounted amount reflecting current market expectations about those future amounts. Level 2 inputs for derivative valuations are limited to inputs other than those quoted prices that are observable for the asset or liability (specifically LIBOR swap rates and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient. Derivatives are discounted to present value at the measurement date at overnight index swap rates. Refer to Note 11— Derivative instruments and hedging activity for additional discussion.

Fair value measurements are summarized below:

Interest rate cap

		Quoted price	Significant	Significant	Change in fair
		in active markets	observable	unobservable	value included
	Fair Market	for identical assets	inputs	inputs	in comprehensive
	Value	(Level 1)	(Level 2)	(Level 3)	income
December 26, 2020	$(527)	$—	$(527)	$—	$208
December 28, 2019	$(735)	$—	$(735)	$—	$(405)

European Wax Center, Inc. and Subsidiaries
Fair value measurements

3. Fair value measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

We use valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to their present value on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These two types of inputs create a three-tier fair value hierarchy that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

GAAP categorizes inputs used in fair value measurements into three broad levels as follows:

●	(Level 1) Quoted prices in active markets for identical assets or liabilities.
●	(Level 2) Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, similar assets and liabilities in markets that are not active or can be corroborated by observable market data.
●	(Level 3) Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes valuation techniques that involve significant unobservable inputs.

The Company uses interest rate caps to manage its interest rate exposure. These interest rate caps are recorded at fair value. Changes in fair value of our interest rate caps are recognized as a component of accumulated other comprehensive loss on the condensed consolidated balance sheets. The Company has elected to use the income approach to value the interest rate cap, using observable Level 2 market expectations at measurement dates and standard valuation techniques to convert future amounts to a single present discounted amount reflecting current market expectations about those future amounts. Level 2 inputs for derivative valuations are limited to inputs other than those quoted prices that are observable for the asset or liability (specifically LIBOR swap rates and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient. Derivatives are discounted to present value at the measurement date at overnight index swap rates. Refer to Note 8—Derivative instruments and hedging activity for additional discussion.

Fair value measurements are summarized below:

		Quoted prices
		in active	Significant	Significant
	Fair	markets for	observable	unobservable
	Market	identical assets	inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Interest rate cap
September 25, 2021	$(416)	$—	$(416)	$—
December 26, 2020	$(527)	$—	$(527)	$—

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these instruments. Debt under the 2026 Term Loan of $180,000 approximates fair value as it has a variable rate and incorporates a measure of our credit risk.